Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision	The income tax provision for the years then ended comprised (in thousands):

	For the Year Ended December 31,
	2021	2020	2019
Current expense:
United Kingdom	$—	$—	$—
Foreign	513	287	189
Total current expense:	$513	$287	$189
Deferred benefit
United Kingdom	—	—	—
Foreign	(171)	(158)	(48)
Total deferred benefit:	(171)	(158)	(48)
Total income tax expense:	$342	$129	$141

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	For the Year Ended December 31,
	2021	2020	2019
Income taxes at UK statutory rate of 19%	$(26,609)	$(18,277)	$(10,215)
R&D expenditure	—	5,756	5,805
Foreign rate differential	69	42	33
Change in valuation allowance	40,508	15,691	4,481
U.S. state income taxes	21	(13)	19
Change in tax rates	(16,777)	—	—
Other	3,130	(3,070)	18
	$342	$129	$141

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 consist of the following (in thousands):

	For the Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$64,527	$23,135
Depreciation	(885)	411
Accrued expenses	393	182
Non-cash share-based compensation	4,900	903
Other	26	25
Total deferred tax assets	$68,961	$24,656
Valuation allowance	(68,584)	(24,450)
Net deferred tax assets	$377	$206

Schedule of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 related primarily to the increases in net operating loss carryforwards and were as follows (in thousands):

	For the Year Ended December 31,
	2021	2020
Valuation allowance at beginning of year	$24,450	$11,715
Increases recorded to income tax provision	44,134	12,735
Valuation allowance at end of year	$68,584	$24,450